FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06242
                                   ---------

               ADJUSTABLE RATE SECURITIES PORTFOLIOS
               -------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of principal executive offices) (Zip code)

 MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 -----------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/05
                           -------



Item 1. Schedule of Investments.

                                       Quarterly Statements of Investments  | 51

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENT OF INVESTMENTS, JULY 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.6%
   MORTGAGE-BACKED SECURITIES 96.6%
(a)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 22.2%
   FHLMC, 3.858%, 1/01/23 .....................................................................   $   886,256   $    894,243
   FHLMC, 3.875%, 11/01/16 ....................................................................       785,645        798,160
   FHLMC, 3.891%, 12/01/19 ....................................................................     3,386,152      3,432,404
   FHLMC, 3.904%, 6/01/29 .....................................................................     4,442,215      4,503,425
   FHLMC, 3.976%, 11/01/25 ....................................................................     7,451,109      7,499,185
   FHLMC, 4.014%, 12/01/16 ....................................................................       525,842        534,013
   FHLMC, 4.067%, 2/01/33 .....................................................................     2,271,981      2,312,132
   FHLMC, 4.175%, 11/01/19 ....................................................................       120,094        123,455
   FHLMC, 4.237%, 10/01/18 ....................................................................       238,868        244,202
   FHLMC, 4.254%, 9/01/19 .....................................................................       804,757        820,184
   FHLMC, 4.393%, 7/01/20 .....................................................................       207,511        212,056
   FHLMC, 4.429%, 4/01/19 .....................................................................     1,506,610      1,529,545
   FHLMC, 4.449%, 8/01/27 .....................................................................     2,613,565      2,657,568
   FHLMC, 4.462%, 10/01/25 ....................................................................       986,890      1,015,251
   FHLMC, 4.474%, 9/01/18 .....................................................................     1,626,232      1,654,382
   FHLMC, 4.491%, 7/01/18 .....................................................................       238,632        242,545
   FHLMC, 4.506%, 4/01/29 .....................................................................     2,506,596      2,546,453
   FHLMC, 4.51%, 5/01/20  .....................................................................     2,769,975      2,805,391
   FHLMC, 4.53%, 8/01/30  .....................................................................     6,180,311      6,323,804
   FHLMC, 4.556%, 9/01/27 .....................................................................       528,937        544,578
   FHLMC, 4.615%, 3/01/32 .....................................................................       909,378        918,455
   FHLMC, 4.661%, 10/01/29 ....................................................................       172,902        175,672
   FHLMC, 4.664%, 1/01/23 .....................................................................     7,912,474      8,139,212
   FHLMC, 4.667%, 3/01/18 .....................................................................       378,424        386,154
   FHLMC, 4.684%, 5/01/25 .....................................................................       610,967        625,512
   FHLMC, 4.693%, 4/01/18 .....................................................................     1,238,703      1,267,084
   FHLMC, 4.694%, 12/01/28 ....................................................................       968,601      1,000,864
   FHLMC, 4.784%, 4/01/25 .....................................................................     2,273,043      2,315,961
   FHLMC, 4.792%, 6/01/26 .....................................................................       596,207        608,854
   FHLMC, 4.804%, 10/01/24 ....................................................................     2,140,872      2,194,298
   FHLMC, 4.843%, 3/01/19 .....................................................................       151,032        153,986
   FHLMC, 4.856%, 11/01/29 ....................................................................     6,869,286      7,095,892
   FHLMC, 4.921%, 11/01/25 ....................................................................     1,787,615      1,830,363
   FHLMC, 4.928%, 6/01/26 .....................................................................     6,107,046      6,223,552
   FHLMC, 4.961%, 12/01/30 ....................................................................     2,854,761      2,923,648
   FHLMC, 4.981%, 11/01/29 ....................................................................     1,968,407      2,028,686
   FHLMC, 5.132%, 4/01/25 .....................................................................     2,876,498      2,899,408
   FHLMC, 5.183%, 9/01/32 .....................................................................     7,861,978      7,844,613
   FHLMC, 5.23%, 2/01/19  .....................................................................       331,639        334,348
   FHLMC, 5.234%, 8/01/32 .....................................................................     6,211,379      6,380,782
   FHLMC, 5.258%, 7/01/27 .....................................................................       712,478        730,251
   FHLMC, 5.404%, 5/01/32 .....................................................................     1,153,464      1,192,694
   FHLMC, 5.421%, 8/01/32 .....................................................................     2,270,494      2,312,470
   FHLMC, 5.49%, 5/01/32  .....................................................................     4,083,364      4,180,321
   FHLMC, 5.524%, 4/01/30 .....................................................................       429,094        439,225
   FHLMC, 5.63%, 9/01/32  .....................................................................     2,502,860      2,553,179
   FHLMC, 5.687%, 11/01/35 ....................................................................       883,108        906,070


52 |  Quarterly Statements of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE-BACKED SECURITIES (CONT.)
(a)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONT.)
   FHLMC, 5.889%, 3/01/32 .....................................................................   $ 2,613,455   $  2,649,853
   FHLMC, 5.942%, 9/01/31 .....................................................................     1,499,018      1,547,082
   FHLMC, 6.004%, 8/01/30 .....................................................................       408,907        423,136
   FHLMC, 6.016%, 7/01/29 .....................................................................       616,110        645,129
   FHLMC, 6.038%, 8/01/29 .....................................................................     4,683,534      4,791,981
   FHLMC, 6.119%, 8/01/31 .....................................................................       396,138        399,516
   FHLMC, 6.163%, 9/01/31 .....................................................................       931,819        957,652
   FHLMC, 6.231%, 8/01/31 .....................................................................       334,536        337,955
   FHLMC, 6.675%, 5/01/26 .....................................................................       423,231        431,581
   FHLMC, 6.937%, 12/01/21 ....................................................................        99,071         97,281
   FHLMC, 7.10%, 12/01/27 .....................................................................        56,343         58,134
                                                                                                                ------------
                                                                                                                 120,693,830
                                                                                                                ------------
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 53.2%
   FNMA, 3.403%, 4/01/22 ......................................................................     1,589,687      1,611,656
   FNMA, 3.415%, 3/01/19 ......................................................................     3,338,662      3,359,801
   FNMA, 3.454%, 5/01/19 ......................................................................     1,321,843      1,330,307
   FNMA, 3.65%, 6/01/32 .......................................................................     6,323,001      6,382,799
   FNMA, 3.65%, 3/01/33 .......................................................................     4,111,182      4,153,956
   FNMA, 3.711%, 4/01/19 ......................................................................     1,488,762      1,499,914
   FNMA, 3.765%, 9/01/18 ......................................................................     2,587,974      2,624,189
   FNMA, 3.765%, 8/01/33 ......................................................................    12,075,722     12,202,297
   FNMA, 3.765%, 3/01/35 ......................................................................     7,587,837      7,668,537
   FNMA, 3.795%, 8/01/26 ......................................................................       225,936        228,893
   FNMA, 3.803%, 5/01/18 ......................................................................     6,773,239      6,865,763
   FNMA, 3.853%, 1/01/18 ......................................................................    10,733,840     10,795,786
   FNMA, 3.872%, 1/01/29 ......................................................................     5,876,509      5,910,976
   FNMA, 3.893%, 6/01/20 ......................................................................     2,005,048      2,034,579
   FNMA, 4.024%, 7/01/24 ......................................................................     1,695,091      1,705,780
   FNMA, 4.041%, 6/01/19 ......................................................................       676,222        679,561
   FNMA, 4.064%, 5/01/36 ......................................................................     3,113,337      3,153,118
   FNMA, 4.099%, 10/01/19 .....................................................................       793,782        805,583
   FNMA, 4.125%, 1/01/17 - 10/01/28 ...........................................................     1,077,988      1,087,545
   FNMA, 4.131%, 11/01/17 .....................................................................     3,329,759      3,378,034
   FNMA, 4.16%, 10/01/22 ......................................................................     1,211,520      1,238,380
   FNMA, 4.23%, 5/01/36 .......................................................................     5,012,504      5,077,177
   FNMA, 4.236%, 8/01/16 ......................................................................        44,113         44,606
   FNMA, 4.238%, 1/01/19 ......................................................................     2,418,829      2,430,934
   FNMA, 4.249%, 11/01/27 .....................................................................       664,548        681,583
   FNMA, 4.264%, 4/01/34 ......................................................................     9,536,519      9,658,314
   FNMA, 4.266%, 5/01/19 ......................................................................       665,186        674,710
   FNMA, 4.308%, 3/01/30 ......................................................................       505,454        514,024
   FNMA, 4.329%, 2/01/25 ......................................................................       106,606        110,091
   FNMA, 4.342%, 12/01/18 .....................................................................       353,108        360,567
   FNMA, 4.40%, 3/01/20 .......................................................................     4,223,257      4,281,100
   FNMA, 4.411%, 12/01/17 .....................................................................       194,105        197,066
   FNMA, 4.437%, 3/01/19 ......................................................................       651,642        663,630


                                       Quarterly Statements of Investments  | 53

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE-BACKED SECURITIES (CONT.)
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
   FNMA, 4.446%, 10/01/14 .....................................................................   $   166,803   $    167,345
   FNMA, 4.473%, 1/01/16 ......................................................................     1,286,157      1,300,068
   FNMA, 4.508%, 4/01/27 ......................................................................     5,587,719      5,662,961
   FNMA, 4.513%, 7/01/17 ......................................................................     1,284,585      1,300,875
   FNMA, 4.52%, 8/01/30 - 9/01/30 .............................................................       594,904        614,556
   FNMA, 4.53%, 1/01/19 .......................................................................     1,007,426      1,019,364
   FNMA, 4.54%, 2/01/30 .......................................................................       621,019        629,514
   FNMA, 4.544%, 10/01/32 .....................................................................       363,047        370,103
   FNMA, 4.566%, 1/01/19 ......................................................................       852,320        867,081
   FNMA, 4.61%, 12/01/20 ......................................................................       307,268        309,951
   FNMA, 4.647%, 3/01/18 ......................................................................       402,123        407,844
   FNMA, 4.659%, 6/01/19 ......................................................................       636,821        646,820
   FNMA, 4.671%, 4/01/19 ......................................................................     1,085,754      1,108,083
   FNMA, 4.675%, 6/01/19 ......................................................................       301,624        309,148
   FNMA, 4.683%, 12/01/27 .....................................................................     1,812,836      1,888,089
   FNMA, 4.689%, 9/01/25 ......................................................................     1,333,460      1,385,175
   FNMA, 4.692%, 5/01/27 ......................................................................     3,739,183      3,823,491
   FNMA, 4.715%, 8/01/29 ......................................................................       261,062        264,693
   FNMA, 4.716%, 2/01/19 ......................................................................       354,587        362,083
   FNMA, 4.727%, 12/01/19 .....................................................................       447,429        458,088
   FNMA, 4.729%, 9/01/22 ......................................................................     1,750,583      1,781,014
   FNMA, 4.732%, 11/01/17 .....................................................................     2,756,060      2,831,156
   FNMA, 4.741%, 9/01/32 ......................................................................     8,189,010      8,295,453
   FNMA, 4.752%, 10/01/24 .....................................................................    12,456,618     12,807,018
   FNMA, 4.77%, 9/01/30 .......................................................................       269,860        278,518
   FNMA, 4.792%, 5/01/25 ......................................................................     1,611,145      1,647,464
   FNMA, 4.805%, 6/01/19 ......................................................................       386,810        393,642
   FNMA, 4.817%, 1/01/25 ......................................................................     4,868,811      4,932,891
   FNMA, 4.826%, 11/01/20 .....................................................................       382,996        390,417
   FNMA, 4.834%, 1/01/29 ......................................................................     1,356,646      1,408,483
   FNMA, 4.841%, 11/01/36 .....................................................................     1,926,445      1,968,245
   FNMA, 4.855%, 11/01/30 .....................................................................     8,633,701      8,864,827
   FNMA, 4.856%, 8/01/21 ......................................................................     3,149,323      3,183,579
   FNMA, 4.863%, 12/01/32 .....................................................................     5,853,769      5,897,739
   FNMA, 4.877%, 3/01/21 ......................................................................       199,932        204,360
   FNMA, 4.889%, 3/01/20 ......................................................................       325,536        330,637
   FNMA, 4.899%, 2/01/29 ......................................................................       674,275        695,177
   FNMA, 4.911%, 3/01/22 ......................................................................        40,065         40,998
   FNMA, 4.919%, 3/01/19 ......................................................................       266,490        271,384
   FNMA, 4.952%, 4/01/18 ......................................................................       306,813        315,145
   FNMA, 4.983%, 12/01/20 .....................................................................       656,396        666,855
   FNMA, 4.986%, 8/01/31 ......................................................................     1,181,937      1,195,097
   FNMA, 4.994%, 3/01/22 ......................................................................         4,795          4,791
   FNMA, 5.006%, 1/01/29 ......................................................................       981,587      1,003,208
   FNMA, 5.013%, 11/01/18 .....................................................................       242,412        246,522
   FNMA, 5.021%, 8/01/28 ......................................................................     4,468,050      4,595,406
   FNMA, 5.028%, 1/01/31 ......................................................................     1,241,204      1,269,085
   FNMA, 5.036%, 9/01/32 ......................................................................     3,702,992      3,772,538


54 |  Quarterly Statements of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE-BACKED SECURITIES (CONT.)
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
   FNMA, 5.063%, 12/01/17 .....................................................................   $   273,378   $    277,783
   FNMA, 5.082%, 5/01/29 - 9/01/29 ............................................................     1,328,360      1,368,775
   FNMA, 5.109%, 6/01/27 ......................................................................     1,547,463      1,595,980
   FNMA, 5.127%, 7/01/33 ......................................................................     3,859,781      3,931,529
   FNMA, 5.142%, 6/01/28 ......................................................................     4,051,676      4,189,654
   FNMA, 5.154%, 2/01/32 ......................................................................     1,618,635      1,661,930
   FNMA, 5.194%, 2/01/32 ......................................................................     1,335,282      1,360,966
   FNMA, 5.211%, 12/01/32 .....................................................................     2,156,759      2,245,630
   FNMA, 5.214%, 9/01/39 ......................................................................     1,747,423      1,790,852
   FNMA, 5.215%, 5/01/32 ......................................................................     1,165,915      1,184,362
   FNMA, 5.254%, 4/01/31 ......................................................................     4,186,573      4,303,200
   FNMA, 5.258%, 6/01/19 ......................................................................       873,651        893,756
   FNMA, 5.268%, 11/01/31 .....................................................................       670,578        698,392
   FNMA, 5.275%, 6/01/29 ......................................................................     1,966,942      2,004,769
   FNMA, 5.285%, 6/01/32 ......................................................................       822,985        828,817
   FNMA, 5.299%, 5/01/32 ......................................................................     3,831,386      3,876,078
   FNMA, 5.307%, 6/01/32 ......................................................................     3,696,814      3,783,729
   FNMA, 5.311%, 3/01/32 ......................................................................     1,458,266      1,494,067
   FNMA, 5.315%, 10/01/31 .....................................................................     1,634,723      1,642,323
   FNMA, 5.316%, 1/01/19 ......................................................................     1,115,226      1,101,260
   FNMA, 5.359%, 8/01/22 ......................................................................       242,252        250,768
   FNMA, 5.378%, 1/01/26 ......................................................................       938,289        966,002
   FNMA, 5.40%, 4/01/32 .......................................................................     4,136,367      4,172,752
   FNMA, 5.404%, 9/01/32 ......................................................................     1,501,359      1,524,530
   FNMA, 5.443%, 5/01/21 ......................................................................     1,210,387      1,236,548
   FNMA, 5.47%, 8/01/32 .......................................................................     1,055,654      1,072,202
   FNMA, 5.487%, 5/01/32 ......................................................................     1,848,428      1,897,460
   FNMA, 5.542%, 1/01/32 ......................................................................     3,782,998      3,780,069
   FNMA, 5.561%, 4/01/32 ......................................................................     2,563,438      2,605,875
   FNMA, 5.575%, 6/01/17 ......................................................................       100,073        101,311
   FNMA, 5.578%, 7/01/26 ......................................................................     2,210,629      2,274,634
   FNMA, 5.584%, 8/01/29 ......................................................................       781,417        803,563
   FNMA, 5.626%, 2/01/32 - 6/01/32 ............................................................     2,446,505      2,497,747
   FNMA, 5.636%, 6/01/31 ......................................................................     1,201,942      1,229,245
   FNMA, 5.644%, 11/01/26 .....................................................................       255,709        260,827
   FNMA, 5.66%, 7/01/32 .......................................................................       857,243        870,290
   FNMA, 5.718%, 6/01/32 ......................................................................     1,166,934      1,201,376
   FNMA, 5.731%, 12/01/24 .....................................................................       862,587        887,050
   FNMA, 5.755%, 7/01/31 ......................................................................       164,036        167,561
   FNMA, 5.808%, 5/01/21 - 3/01/26 ............................................................     1,923,104      1,996,615
   FNMA, 5.815%, 11/01/31 .....................................................................       726,570        755,928
   FNMA, 5.822%, 2/01/31 ......................................................................       519,349        531,467
   FNMA, 5.823%, 3/01/20 ......................................................................       305,477        315,240
   FNMA, 5.846%, 5/01/31 ......................................................................       229,579        238,937
   FNMA, 5.88%, 3/01/32 .......................................................................     1,146,362      1,171,553
   FNMA, 5.937%, 3/01/32 ......................................................................     7,340,695      7,510,765
   FNMA, 5.949%, 9/01/31 ......................................................................     1,001,985      1,022,955
   FNMA, 5.964%, 5/01/19 ......................................................................       586,405        597,585


                                       Quarterly Statements of Investments  | 55

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MORTGAGE-BACKED SECURITIES (CONT.)
(a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
   FNMA, 5.973%, 6/01/31 ......................................................................   $ 1,338,061   $  1,367,488
   FNMA, 5.987%, 7/01/31 ......................................................................       810,666        828,285
   FNMA, 6.102%, 10/01/17 .....................................................................       386,270        388,776
   FNMA, 6.212%, 7/01/31 ......................................................................       262,698        269,833
   FNMA, 6.269%, 1/01/31 ......................................................................     2,586,178      2,633,015
   FNMA, 6.296%, 11/01/31 .....................................................................     1,666,420      1,687,388
   FNMA, 6.34%, 4/01/30 .......................................................................     1,296,363      1,358,937
   FNMA, 6.406%, 7/01/24 ......................................................................       668,784        654,320
   FNMA, 6.454%, 10/01/30 .....................................................................       556,102        578,046
   FNMA, 6.852%, 2/01/20 ......................................................................     1,750,054      1,776,177
   FNMA, 7.43%, 3/01/25 .......................................................................       301,400        300,209
                                                                                                                ------------
                                                                                                                 289,615,418
                                                                                                                ------------
(a)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 21.2%
   GNMA, 3.50%, 7/20/29 - 9/20/31 .............................................................    12,628,336     12,720,788
   GNMA, 3.50%, 7/20/32 .......................................................................     9,812,790      9,885,950
   GNMA, 3.75%, 7/20/21 - 9/20/27 .............................................................     5,989,217      6,064,651
   GNMA, 3.75%, 7/20/24 .......................................................................    11,748,134     11,894,382
   GNMA, 4.125%, 10/20/23 - 10/20/26 ..........................................................    14,761,828     14,993,027
   GNMA, 4.125%, 10/20/27 .....................................................................     9,108,172      9,258,986
   GNMA, 4.375%, 4/20/22 - 6/20/31 ............................................................    28,942,295     29,281,444
   GNMA, 4.375%, 4/20/32 ......................................................................    10,430,656     10,555,480
   GNMA, 4.375%, 6/20/32 ......................................................................    10,496,666     10,619,682
   GNMA, 4.75%, 7/20/25 .......................................................................        87,988         88,580
                                                                                                                ------------
                                                                                                                 115,362,970
                                                                                                                ------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $530,758,072) .......................................                  525,672,218
                                                                                                                ------------
   ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $121,845) 0.0%(b)
   FINANCE 0.0%(b)
(a)Travelers Mortgage Services Inc., 1998-5A, A, FRN 4.221%, 12/25/18 .........................       119,786        120,157
                                                                                                                ------------
   TOTAL LONG TERM INVESTMENTS (COST $530,879,917)  ...........................................                  525,792,375
                                                                                                                ------------


56 |  Quarterly Statements of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                                AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $15,106,666) 2.8%
   REPURCHASE AGREEMENT 2.8%
(c)Joint Repurchase Agreement, 3.265%, 8/01/05 (Maturity Value $15,110,776) ...................   $15,106,666   $ 15,106,666
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,467,256)
      Banc of America Securities LLC (Maturity Value $1,467,256)
      Barclays Capital Inc. (Maturity Value $1,467,256)
      Bear, Stearns & Co., Inc. (Maturity Value $682,255)
      BNP Paribas Securities Corp. (Maturity Value $1,467,256)
      Deutsche Bank Securities Inc. (Maturity Value $1,467,256)
      Goldman, Sachs & Co. (Maturity Value $1,467,256)
      Lehman Brothers Inc. (Maturity Value $1,223,217)
      Merrill Lynch Government Securities Inc. (Maturity Value $1,467,256)
      Morgan Stanley & Co. Inc. (Maturity Value $1,467,256)
      UBS Securities LLC (Maturity Value $1,467,256)
      Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%, 9/15/05 - 5/15/10;
         (d)U.S. Government Agency Discount Notes, 8/19/05 - 10/28/05; and U.S. Treasury
            Notes, 2.50 - 6.50%, 5/31/06 - 3/15/10
                                                                                                                ------------
   TOTAL INVESTMENTS (COST $545,986,583) 99.4% ................................................                  540,899,041
   OTHER ASSETS, LESS LIABILITIES 0.6%  .......................................................                    3,822,961
                                                                                                                ------------
   NET ASSETS 100.0% ..........................................................................                 $544,722,002
                                                                                                                ============

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note

(a)   The coupon rate shown represents the rate at period end.

(b)   Rounds to less than 0.05% of net assets.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2005, all repurchase agreements had been entered into on July 29, 2005.

(d) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                       Quarterly Statements of Investments  |
                                     See Notes to Statement of Investments  | 57

ADJUSTABLE RATE SECURITIES PORTFOLIOS

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio.

1. INCOME TAXES

At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 545,986,583
                                                                  =============

Unrealized appreciation .......................................   $     461,413
Unrealized depreciation .......................................      (5,548,955)
                                                                  -------------
Net unrealized appreciation (depreciation)  ...................   $  (5,087,542)
                                                                  =============

For information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semiannual or annual shareholder report.


58 |  Quarterly Statements of Investments



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADJUSTABLE RATE SECURITIES PORTFOLIOS

By    /s/JIMMY D. GAMBILL
      -------------------
         Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/JIMMY D. GAMBILL
    ------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 26, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 26, 2005







                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of ADJUSTABLE RATE SECURITIES PORTFOLIOS;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of ADJUSTABLE RATE SECURITIES PORTFOLIOS;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 26, 2005


/s/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer